UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows [abstract]
Net loss before tax	€ 671	€ (2,742)
Adjustments to profit/loss:	2,250	(7,099)
Depreciation and amortization	98	59
Movements in provisions	1,195	1,256
Change in Expected credit loss		149
Exchange rate impact	2,300	(2,845)
Effect of hyperinflation on results	(5,916)	(4,251)
Changes in fair value	5,754	(331)
Short term investment gain	(895)
Interest (Income)/Expenses	(296)	(1,136)
Others	10
Changes in working capital:	(3,599)	4,313
Trade receivables and other current assets	2,036	(4,503)
Trade payables and other current liabilities	(5,635)	8,816
Income tax paid	441
Net cash provided by (used in) operating activities	(237)	(5,528)
Payment for purchases of property, plant and equipment	(202)	(77)
Net cash used in investing activities	(202)	(77)
Drawdown of other borrowings	(425)	(1,850)
Capitalized lease payments (IFRS 16)	10
Share capital increase	193
Net cash provided by (used in) financing activities	(222)	(1,849)
Net increase/(decrease) in cash and cash equivalents	(661)	(7,454)
Cash and cash equivalents at the beginning of the period	41,278	53,808
Effect of changes in exchange rates on cash and cash equivalents	(184)	(972)
Cash and cash equivalents at the end of the period	€ 40,433	€ 45,382